CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Treasury shares	Free distributable reserves	Non-distributable reserves	Legal reserves	Currency translation adjustment	Other reserves	Retained earnings [1]	Total	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 163,223	$ 183,430	$ (4,600)	$ 378,910	$ 1,358,028	$ 1,081	$ (251,145)	$ (1,314,025)	$ 201,193	$ 716,095	$ 146,274	$ 862,369
Income / (loss) for the year									239,506	239,506	(13,039)	226,467
Shareholders contributions											9,424	9,424
Share-based payments reserve			278					106	671	1,055		1,055
Other comprehensive income / (loss) for the year							(231,707)	19		(231,688)	(50,062)	(281,750)
Transfer to legal reserve						2,595			(2,595)
Dividends to non-controlling interests (Note 25.d)											(13,656)	(13,656)
Changes in non-controlling interests								12		12	(12)
Balance at Dec. 31, 2023	163,223	183,430	(4,322)	378,910	1,358,028	3,676	(482,852)	(1,313,888)	438,775	724,980	78,929	803,909
Income / (loss) for the year									282,674	282,674	25,238	307,912
Share-based payments reserve			228					110	805	1,143		1,143
Other comprehensive income / (loss) for the year							366,381	(1,263)		365,118	98,398	463,516
Transfer to legal reserve						3,743			(3,743)
Dividends to non-controlling interests (Note 25.d)											(27,380)	(27,380)
Acquisition of non-controlling interests through issuance of shares								(4,641)		(4,641)	(26,499)	(31,140)
Balance at Dec. 31, 2024	163,223	183,430	(4,094)	378,910	1,358,028	7,419	(116,471)	(1,319,682)	718,511	1,369,274	148,686	1,517,960
Income / (loss) for the year	0	0	0	0	0	0	0	0	247,724	247,724	9,995	257,719
Share-based payments reserve			176					(97)	1,004	1,083		1,083
Other comprehensive income / (loss) for the year							(59,071)	675		(58,396)	(18,753)	(77,149)
Transfer to legal reserve						2,598			(2,598)
Dividends to non-controlling interests (Note 25.d)											(38,707)	(38,707)
Acquisition of non-controlling interests through issuance of shares	1,996	38,004						(15,854)		24,146	(24,146)
Other acquisition of non-controlling interest								2,748		2,748	(2,906)	(158)
Balance at Dec. 31, 2025	$ 165,219	$ 221,434	$ (3,918)	$ 378,910	$ 1,358,028	$ 10,017	$ (175,542)	$ (1,332,210)	$ 964,641	$ 1,586,579	$ 74,169	$ 1,660,748

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26.c.